Shareholder Report, Line Graph (Details) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	May 04, 2023	May 01, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021	Feb. 16, 2021	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2018	Oct. 31, 2017	Oct. 02, 2017	Sep. 30, 2017	Apr. 30, 2017	Mar. 31, 2017	Jan. 31, 2017	Oct. 31, 2016	Sep. 30, 2016	Apr. 30, 2016	Apr. 01, 2016	Mar. 31, 2016	Oct. 31, 2015	Sep. 30, 2015	Sep. 15, 2015	Apr. 30, 2015	Mar. 31, 2015
C000193426
Account Value [Line Items]
Account Value	$ 1,699,633.77	$ 1,699,633.77	$ 1,699,633.77						$ 1,687,785.84						$ 1,607,838.09						$ 1,471,494.04							$ 1,391,764.80	$ 1,219,717.49	$ 1,411,347.42	$ 1,361,462.70	$ 1,327,212.06		$ 1,220,717.43	$ 1,026,380.15	$ 1,138,587.63	$ 1,091,691.78	$ 1,076,446.45	$ 1,013,244.09		$ 1,000,000.00
C000241324
Account Value [Line Items]
Line Graph and Table Measure Name	Founders
Account Value	$ 30,953,036.92	30,953,036.92	30,953,036.92	$ 31,124,104.67	$ 30,968,469.04	$ 30,576,449.32	$ 30,611,298.89	$ 30,344,423.05	30,202,895.13	$ 29,666,298.44	$ 29,166,244.88	$ 28,551,648.10	$ 28,371,525.14	$ 27,936,730.47	28,352,938.47	$ 27,943,569.24	$ 27,753,013.54	$ 27,582,074.10	$ 26,709,360.03	$ 25,856,247.43	26,186,194.33	$ 26,276,808.41	$ 25,938,277.11	$ 25,425,000.00	$ 25,025,000.00		$ 25,000,000.00
C000241325
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 1,235,958.98	$ 1,235,958.98	1,235,958.98	1,242,795.34	1,237,797.46	1,221,042.91	1,223,755.64	1,212,056.50	1,206,547.78	1,185,253.48	1,166,541.17	1,142,094.67	1,133,894.03	1,117,741.07	1,134,566.82	1,117,273.39	1,109,826.46	1,104,225.17	1,069,559.43	1,034,553.64	1,048,863.25	1,051,662.92	1,038,319.32	1,019,038.08	1,002,004.01	$ 1,000,000.00
C000203691
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Account Value	10,639.92	$ 10,639.92	10,639.92						10,724.23						10,515.90						9,888.16							10,425.52	9,759.71	10,453.33	11,054.84	10,998.18		10,940.29	10,646.48	10,528.67	10,232.36	9,885.79	9,883.32	$ 9,936.03			$ 9,828.64			$ 9,871.80		$ 9,847.86			$ 9,639.84			$ 9,543.62	$ 9,573.01
C000203690
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional
Account Value	3,427,668.72	$ 3,427,668.72	3,427,668.72						3,456,970.03						3,385,579.42						3,179,613.27							3,348,181.04	3,130,459.30	3,348,726.79	3,536,989.63	3,514,458.58		3,491,602.92	3,393,593.89	3,351,868.49	3,250,350.98	3,139,253.53	3,132,443.86	3,144,075.25			3,103,998.15			3,111,615.44		3,098,003.75			3,026,768.46			2,991,750.38	3,000,000.00
C000225205
Account Value [Line Items]
Account Value	25,946.51	25,946.51	25,946.51						26,742.47						26,462.48						21,681.39							21,634.83	17,874.77	22,704.48	21,680.20	20,564.78		15,157.02	12,825.63	15,799.62	14,756.95	14,197.44	12,761.30			$ 12,486.81		$ 11,823.10			$ 10,545.80			$ 9,953.09		$ 9,115.68			10,000.00
C000225903
Account Value [Line Items]
Account Value	11,150.97	11,150.97	11,150.97						11,294.20						11,119.15						9,723.29							9,916.10	8,871.31	10,287.35	9,709.86	10,366.20	$ 10,000.00
C000168469
Account Value [Line Items]
Account Value	18,493.42	18,493.42	18,493.42						18,738.58						18,459.07						16,154.61							16,475.41	14,753.59	17,110.29	16,165.93	17,258.65		13,110.31	10,244.09	11,990.90	11,364.13	11,385.78	11,084.57			10,640.00		10,270.00	$ 10,000.00
C000159698
Account Value [Line Items]
Account Value	20,785.56	20,785.56	20,785.56						21,301.83						21,233.99						17,909.66							18,053.88	15,301.96	18,728.70	17,862.05	18,393.09		13,731.26	10,996.41	13,620.34	12,661.47	12,279.68	11,726.63			11,585.22		11,271.84			10,520.00		$ 10,000.00
C000159696
Account Value [Line Items]
Account Value	20,091.13	20,091.13	20,091.13						21,398.74						21,311.28						18,775.22							19,196.19	17,509.66	19,810.73	18,689.92	20,127.60		14,435.32	11,825.29	14,127.99	13,488.32	13,652.11	13,200.13			12,559.25		11,940.92			11,128.51			10,417.33		9,700.00	$ 10,000.00
C000159697
Account Value [Line Items]
Account Value	49,732.04	$ 49,732.04	49,732.04												52,759.84													47,570.70		49,151.48		49,960.98			29,400.48		33,562.83		32,884.06					29,776.87						26,005.94			25,000.00
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Total Return Index
Account Value	$ 2,518,934.49	$ 2,518,934.49	2,518,934.49						2,569,446.82						2,326,924.02						1,884,428.52							1,791,578.02	1,549,472.99	1,941,637.53	1,833,090.82	1,678,951.36		1,410,016.88	1,073,830.43	1,224,513.54	1,154,381.98	1,174,549.41	1,054,264.18		1,000,000.00
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 26,762,468.24	26,762,468.24	26,762,468.24	26,752,357.57	26,176,406.21	26,038,306.35	26,471,518.84	26,194,605.42	26,860,720.16	26,505,776.17	26,130,372.93	25,533,962.34	25,294,398.93	24,872,724.50	25,517,309.47	25,283,812.46	25,646,131.30	25,716,787.04	24,768,644.08	23,695,604.59	24,075,527.90	24,703,341.04	24,862,138.04	24,879,385.65	24,968,478.50		25,000,000.00
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 1,057,462.46	$ 1,057,462.46	1,057,462.46	1,057,062.96	1,034,305.45	1,028,848.73	1,045,966.21	1,035,024.56	1,061,344.68	1,047,319.81	1,032,486.55	1,008,920.64	999,454.80	982,793.22	1,008,262.64	999,036.50	1,013,352.76	1,016,144.57	978,680.70	936,281.81	951,293.68	976,100.39	982,374.92	983,056.42	986,576.74	1,000,000.00
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Account Value	12,341.36	$ 12,341.36	12,341.36						12,521.00						12,192.65						11,344.39							11,823.01	11,050.03	11,792.55	12,485.99	12,344.23		12,166.26	11,699.77	11,688.01	11,266.15	10,767.34	10,690.48	10,756.13			10,489.18			10,525.38		10,474.09			10,114.91			9,947.50	10,000.00
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Account Value	3,702,408.40	$ 3,702,408.40	3,702,408.40						3,756,298.79						3,657,796.05						3,403,316.76							3,546,904.08	3,315,008.75	3,537,764.94	3,745,798.49	3,703,269.53		3,649,879.16	3,509,930.83	3,506,402.96	3,379,843.88	3,230,200.84	3,207,144.64	3,226,839.63			3,146,754.08			3,157,615.49		3,142,226.17			3,034,473.18			2,984,249.56	3,000,000.00
FT Wilshire 5000 Index - TR
Account Value [Line Items]
Line Graph and Table Measure Name		FT Wilshire 5000 Index - TR
Account Value	31,052.75	$ 31,052.75	31,052.75						31,794.51						28,990.11						23,520.88							22,427.47	19,523.08	24,550.55	23,570.33	21,707.69		17,808.79	13,380.22	15,467.03	14,693.41	15,030.77	13,494.51			12,781.32		11,867.03			10,747.25			10,026.37		9,317.58			10,000.00
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	14,204.94	$ 14,204.94	14,204.94						14,526.40						13,248.53						10,744.89							10,246.88	8,919.79	11,208.59	10,828.58	10,014.44	10,000.00
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	26,917.01	$ 26,917.01	26,917.01						27,526.15						25,104.70						20,360.55							19,416.87	16,902.16	21,239.23	20,519.14	18,976.41		15,559.49	11,675.76	13,529.83	12,848.21	13,146.27	11,812.65			11,180.72		10,378.98	10,000.00
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	30,440.35	$ 30,440.35	30,440.35						31,129.23						28,390.82						23,025.67							21,958.47	19,114.60	24,019.37	23,205.03	21,460.36		17,596.17	13,204.07	15,300.84	14,530.00	14,867.07	13,358.88			12,644.23		11,737.55			10,651.67		10,000.00
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	31,755.57	$ 31,755.57	$ 31,755.57						32,474.21						29,617.48						24,020.53							22,907.21	19,940.47	25,057.15	24,207.63	22,387.58		18,356.44	13,774.57	15,961.93	15,157.78	15,509.42	13,936.07			13,190.54		12,244.68			11,111.89			10,370.99		9,665.53	10,000.00
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	79,388.91	$ 79,388.91	$ 79,388.91												74,043.70													57,268.02		62,642.88		55,968.95			34,436.43		37,894.46		34,840.16					30,611.70						25,927.48			25,000.00
CBOE S&P 500 BuyWrite Index
Account Value [Line Items]
Line Graph and Table Measure Name		CBOE S&P 500 BuyWrite Index
Account Value	$ 1,529,225.39	$ 1,529,225.39	1,529,225.39						1,491,727.82						1,392,723.17						1,260,913.75							1,244,705.65	1,100,035.87	1,336,334.83	1,238,906.91	1,163,269.12		1,023,023.12	879,937.53	1,084,395.69	1,044,148.20	1,096,538.69	1,010,887.60		$ 1,000,000.00
60% ICE BofA US HY Contrained / 40% Credit Suisse Leverage Loan
Account Value [Line Items]
Line Graph and Table Measure Name	60% ICE BofA US HY Contrained / 40% Credit Suisse Leverage Loan
Account Value	$ 29,696,586.26	29,696,586.26	29,696,586.26	29,920,379.28	29,785,802.20	29,456,796.47	29,463,611.49	29,165,495.99	29,163,056.07	28,796,121.80	28,456,863.65	28,044,331.21	27,852,641.30	27,564,759.50	27,655,682.98	27,369,072.37	27,223,791.22	27,135,713.10	26,381,814.54	25,559,847.04	25,749,515.66	25,841,060.72	25,676,577.38	25,327,520.91	24,862,297.85		25,000,000.00
ICE BofA US High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Constrained Index
Account Value	$ 29,627,218.32	29,627,218.32	29,627,218.32	29,948,669.01	29,755,262.07	29,349,979.36	29,476,320.68	29,142,591.83	29,303,858.85	28,832,697.07	28,381,242.26	27,835,018.57	27,568,922.82	27,259,595.54	27,534,925.71	27,210,792.41	27,130,468.43	27,125,257.94	26,159,874.12	25,017,849.77	25,334,141.56	25,635,369.38	25,559,327.28	25,199,133.31	24,795,707.80		$ 25,000,000.00
60% ICE BofA US HY Contrained / 40% Credit Suisse Leverage Loan
Account Value [Line Items]
Line Graph and Table Measure Name	60% ICE BofA US HY Contrained / 40% Credit Suisse Leverage Loan
Account Value	$ 1,193,140.96	1,193,140.96	1,193,140.96	1,202,132.45	1,196,725.45	1,183,506.75	1,183,780.56	1,171,802.96	1,171,704.93	1,156,962.35	1,143,331.73	1,126,757.12	1,119,055.46	1,107,489.03	1,111,142.13	1,099,626.77	1,093,789.70	1,090,250.93	1,059,961.00	1,026,936.23	1,034,556.68	1,038,234.75	1,031,626.19	1,017,601.90	998,910.30	1,000,000.00
ICE BofA US High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Constrained Index
Account Value	$ 1,192,465.98	$ 1,192,465.98	1,192,465.98	$ 1,205,404.05	$ 1,197,619.61	$ 1,181,307.39	$ 1,186,392.50	$ 1,172,960.25	1,179,451.08	$ 1,160,487.29	$ 1,142,316.68	$ 1,120,331.73	$ 1,109,621.64	$ 1,097,171.52	1,108,253.29	$ 1,095,207.25	$ 1,091,974.29	$ 1,091,764.57	$ 1,052,908.83	$ 1,006,943.49	1,019,673.92	$ 1,031,798.04	$ 1,028,737.42	$ 1,014,239.97	$ 998,002.50	$ 1,000,000.00
Bloomberg US Municipal Bond: 7 Year (6-8) Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Municipal Bond: 7 Year (6-8) Index
Account Value	12,152.61	$ 12,152.61	12,152.61						12,221.14						11,943.65						11,271.56							11,693.09	11,025.81	11,462.97	12,130.49	12,047.29		11,960.24	11,409.11	11,414.88	11,086.41	10,582.16	10,492.47	10,651.18			10,458.57			10,470.35		10,437.17			10,142.60			9,977.17	10,000.01
Bloomberg US Municipal Bond: 7 Year (6-8) Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Municipal Bond: 7 Year (6-8) Index
Account Value	3,645,778.84	$ 3,645,778.84	3,645,778.84						3,666,338.15						3,583,090.98						3,381,465.47							3,507,923.26	3,307,740.50	3,438,887.26	3,639,142.15	3,614,182.43		3,588,068.50	3,422,728.36	3,424,459.68	3,325,919.26	3,174,646.02	3,147,738.58	$ 3,195,349.61			$ 3,137,567.13			$ 3,141,101.89		$ 3,131,146.85			$ 3,042,777.89			$ 2,993,146.99	3,000,000.09
Russell 1000® Value Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index TR
Account Value	23,229.91	$ 23,229.91	23,229.91						23,203.76						21,673.64						18,161.78							18,021.11	15,870.38	19,153.77	17,904.92	17,152.30		13,261.73	10,988.91	13,963.37	13,266.56	13,426.23	12,554.18			12,267.00		11,738.60			10,655.58			9,845.91		9,170.43			$ 10,000.00
Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	12,241.84	$ 12,241.84	12,241.84						12,595.16						11,932.23						9,738.90							9,752.87	8,584.62	10,691.83	10,650.09	9,999.73	$ 10,000.01
Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	21,298.16	$ 21,298.16	21,298.16						21,912.85						20,759.50						16,943.58							16,967.88	14,935.38	18,601.47	18,528.86	17,397.37		13,416.23	10,019.36	12,832.06	12,264.58	12,435.94	11,519.28			10,910.60		10,266.89	$ 10,000.00
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	31,203.36	$ 31,203.36	31,203.36						31,796.23						28,940.02						23,434.76							22,284.19	19,336.61	24,325.99	23,357.70	21,476.10		17,835.26	13,373.48	15,373.48	14,540.54	14,800.28	13,303.22			12,567.65		11,671.67			10,602.18		$ 10,000.00
Russell 2500™ Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2500™ Index
Account Value	21,817.36	$ 21,817.36	$ 21,817.36						$ 23,440.98						22,517.74						$ 18,579.37							18,543.58	$ 16,695.43	20,693.43	$ 21,162.24	20,623.06		$ 14,591.80	10,888.60	$ 14,275.04	14,044.62	$ 14,876.68	13,441.98			$ 12,803.44		11,968.39			$ 10,869.43			9,848.18		$ 9,498.31	10,000.00
Russell 2500™ Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2500™ Index
Account Value	$ 54,543.39	$ 54,543.39	$ 54,543.39												$ 56,294.35													$ 46,358.95		$ 51,733.58		$ 51,557.64			$ 27,221.49		$ 35,111.56		$ 33,604.94					$ 29,920.97						$ 24,620.46			$ 25,000.00